Parent Company Only Condensed Financial Information (Details) - USD ($)		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current assets
Cash and cash equivalents		$ 6,601,335	$ 9,742,886	$ 4,814,568	$ 5,277,196
Amounts due from underwriters on the over-allotment			1,472,592
Escrow receivable		200,000
Amounts due from subsidiaries		230,540	131,321
Total Current Assets		29,746,100	29,052,212
Escrow receivable			200,000
Investments in subsidiaries		427,769	260,059
Total Assets		32,662,984	30,944,911
Current liabilities
Salaries and benefits payable		7,735,487	7,341,688
Total Current Liabilities		11,266,386	12,789,555
Commitments and Contingencies
Shareholders' Equity
Common share, $0.0001 par value; 100,000,000 shares authorized; 13,913,201 shares issued and outstanding as of June 30, 2019 and 13,590,000 shares issued and outstanding as of June 30, 2018*	[1]	1,391	1,359
Additional paid-in capital		24,276,622	17,285,543
Accumulated (deficits) retained earnings		(4,509,729)	(524,618)
Accumulated other comprehensive loss		(813,650)	(401,677)
Total Shareholders' Equity		21,396,598	18,155,356	5,311,298	4,207,524
Total Liabilities and Shareholders' Equity		32,662,984	30,944,911
Parent Company [Member]
Current assets
Cash and cash equivalents		3,471,191	5,187,478
Amounts due from underwriters on the over-allotment			1,472,592
Escrow receivable		200,000
Amounts due from subsidiaries		4,987,999	3,334,136
Prepayments, deposits and other assets, net		39,961	1,122
Total Current Assets		8,699,151	9,995,328
Escrow receivable			200,000
Investments in subsidiaries		12,673,565	7,417,234
Total Assets		21,372,716	17,612,562
Current liabilities
Salaries and benefits payable		584,280	133,488
Total Current Liabilities		584,280	133,488
Commitments and Contingencies
Shareholders' Equity
Common share, $0.0001 par value; 100,000,000 shares authorized; 13,913,201 shares issued and outstanding as of June 30, 2019 and 13,590,000 shares issued and outstanding as of June 30, 2018*	[1]	1,391	1,359
Additional paid-in capital		24,276,622	17,285,543
Accumulated (deficits) retained earnings		(2,675,927)	593,849
Accumulated other comprehensive loss		(813,650)	(401,677)
Total Shareholders' Equity		20,788,436	17,479,074
Total Liabilities and Shareholders' Equity		$ 21,372,716	$ 17,612,562

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).